Expenses - Loss before income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 18,765	$ 23,542	$ 19,736
Total amortization	32,398	31,754	42,535
Total depreciation and amortization	51,163	55,296	62,271
Employee benefits expense:
Salaries and wages	880,421	637,143	467,718
Variable compensation	169,695	106,835	82,851
Payroll taxes	88,878	68,543	53,189
Share-based payment expense	707,087	385,732	313,395
Defined contribution plan expense	54,441	39,116	29,783
Contractor expense	29,241	26,589	35,343
Other	124,416	83,350	63,362
Total employee benefits expense	2,054,179	1,347,308	1,045,641
Right of use assets	0	3,759	0
Property and equipment	0	3,676	0
Total impairment	0	7,435	0
Patents and trademarks
Disclosure of Non-Financial Assets [Line Items]
Total amortization	1,305	1,124	5,377
Customer relationships
Disclosure of Non-Financial Assets [Line Items]
Total amortization	8,652	8,939	8,086
Acquired developed technology
Disclosure of Non-Financial Assets [Line Items]
Total amortization	22,441	21,691	29,072
Equipment
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,641	2,150	2,077
Computer hardware and software
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,648	1,897	1,096
Furniture and fittings
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	3,180	3,442	3,000
Leasehold improvements
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 12,296	$ 16,053	$ 13,563